Proposed Public Offering	Jan. 18, 2021
Stockholders' Equity Note [Abstract]
Proposed Public Offering
Note 3—Proposed Public Offering
Pursuant to the Proposed Public Offering, the Company intends to offer for sale 24,000,000 Units at a price of $10.00 per Unit (or 27,600,000 units if the underwriter’s over-allotment option is exercised in full). Each Unit consists of one Class A ordinary share, and one-fifth
of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).